Schedule of Fair Value of Warrants Using Black Scholes Method (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Beginning Balance	15,958,126	13,698,125	1,123,333
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageExercisePrice-1]	$ 3.19	$ 3.24	$ 8.30
Number of Warrants, Ending Balance	24,589,699	15,958,126	13,698,125
Weighted Average Exercise Price, Ending Balance	$ 2.36	$ 3.19	$ 3.24
Number of Warrants, Exercisable	15,958,126	15,958,126
Weighted Average Exercise Price, Exercisable	$ 3.09	$ 3.19
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Warrants Issued	8,631,574	800,000	12,049,792
Weighted Average Exercise Price, Warrants Issued	$ 1.00	$ 1.00	$ 2.82
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Warrants Issued		1,460,000	525,000
Weighted Average Exercise Price, Warrants Issued		$ 2.79	$ 6.00
Scenario One [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 01, 2022
Warrants, Term Years	2 years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.80
Warrants, Volatility Percentage	126.00%
Number of Option	300,000	306,730
Warrants, Fair Value	$ 142,169	$ 1,244,179
Scenario Two [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Dec. 30, 2022
Warrants, Term Years	5 years	5 years
Warrants, Exercise Price		$ 1.77
Warrants, Market Price on Grant Date	$ 0.77	$ 1.58
Warrants, Volatility Percentage	166.00%	127.00%
Number of Option	3,250,000	777,220
Warrants, Fair Value	$ 2,048,270	$ 816,158
Scenario Three [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		3 years
Warrants, Exercise Price		$ 1.30
Warrants, Market Price on Grant Date		$ 1.30
Warrants, Volatility Percentage		129.00%
Number of Option		3,300,000
Warrants, Fair Value		$ 2,983,393
Scenario Four [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jan. 01, 2022
Warrants, Term Years		2 years
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 0.80
Warrants, Volatility Percentage		126.00%
Number of Option		300,000
Warrants, Fair Value		$ 142,169
Scenario Five [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Dec. 30, 2022
Warrants, Term Years		3 years
Warrants, Exercise Price		$ 0.76
Warrants, Market Price on Grant Date		$ 0.76
Warrants, Volatility Percentage		166.00%
Number of Option		3,250,000
Warrants, Fair Value		$ 2,026,122
Convertible Note Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value		$ 1,888,495
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 6.00
Warrants, Market Price on Grant Date		$ 4.26
Warrants, Volatility Percentage		299.00%
Warrants, Risk-Free Rate		0.008%
Convertible Note Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Apr. 20, 2022
Warrants, Relative Fair Value		$ 706,977
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 2.79
Warrants, Market Price on Grant Date		$ 1.11
Warrants, Volatility Percentage		281.00%
Warrants, Risk-Free Rate		0.0287%
Convertible Note Warrants [Member] | Scenario Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Nov. 11, 2022
Warrants, Relative Fair Value		$ 937,207
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 1.28
Warrants, Volatility Percentage		211.00%
Warrants, Risk-Free Rate		0.0432%
Warrants, Volatility Percentage		322.00%
Public Offering Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jul. 26, 2021
Warrants, Relative Fair Value		$ 20,921,265
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 2.79
Warrants, Market Price on Grant Date		$ 2.03
Warrants, Volatility Percentage		331.00%
Warrants, Risk-Free Rate		0.0033%
Public Offering Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jul. 26, 2021
Warrants, Relative Fair Value		$ 786,395
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 3.50
Warrants, Market Price on Grant Date		$ 2.03
Warrants, Volatility Percentage		331.00%
Warrants, Risk-Free Rate		0.0033%
P I P E Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 24, 2021
Warrants, Relative Fair Value	$ 2,311,614
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	287.00%
Warrants, Risk-Free Rate	0.0388%
P I P E Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 24, 2021
Warrants, Relative Fair Value	$ 2,602,996
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	371.00%
Warrants, Risk-Free Rate	0.0361%
Minimum [Member] | Scenario One [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jan. 01, 2021
Warrants, Exercise Price		$ 0.25
Warrants, Market Price on Grant Date		$ 3.78
Warrants, Volatility Percentage		148.00%
Minimum [Member] | Scenario Two [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jul. 01, 2021
Warrants, Exercise Price	$ 0.76
Minimum [Member] | Scenario Three [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Oct. 01, 2021
Minimum [Member] | Convertible Note Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		May 05, 2021
Maximum [Member] | Scenario One [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jun. 30, 2021
Warrants, Exercise Price		$ 5.59
Warrants, Market Price on Grant Date		$ 5.59
Warrants, Volatility Percentage		209.00%
Maximum [Member] | Scenario Two [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Sep. 30, 2021
Warrants, Exercise Price	$ 0.84
Maximum [Member] | Scenario Three [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Dec. 31, 2021
Maximum [Member] | Convertible Note Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		May 19, 2021